DISCLOSURE OF OTHER INFORMATION	12 Months Ended
Dec. 31, 2024
DISCLOSURE OF OTHER INFORMATION [Abstract]
Disclosure Of Other Information Explanatory [Text Block]
NOTE 3. DISCLOSURE OF OTHER INFORMATION

a)	Disclosure of information on issued capital

On October 17, 2024 a capital increase of ThU.S.$ 300,000 was subscribed, equivalent to 4,567,774 shares, which were paid on December 17, 2024.

As of December 31, 2024 and 2023, the shareholders composition according to the amount of shares owned was as follows:

Shareholders	12-31-2024		12-31-2023
	Shares	%	Shares	%
Empresas Copec S.A.	125,042,019	99.99991603%	120,474,249	99.99991616%
AntarChile S.A.	105	0.00008397%	101	0.00008384%
	125,042,124	100.00000000%	120,474,350	100.00000000%

At the date of these consolidated financial statements the share capital of Arauco was ThU.S.$ 1,103,618.

	12-31-2024	12-31-2023
Description of shares by type of capital in ordinary shares	100% of Capital corresponds to ordinary shares
Number of authorized shares by type of capital in ordinary Shares	125,042,124	120,474,350
Nominal value of shares by type of capital in ordinary shares	U.S.$ 8.8260 per share	U.S.$ 6.6704 per share
Amount of capital in shares by type of ordinary shares that constitute capital	ThU.S.$ 1,103,618	ThU.S.$ 803,618
Number of shares issued and fully paid by type of capital in ordinary shares	125,042,124	120,474,350

b)	Dividends paid

On December 10, 2024, a provisional dividend of ThU.S.$ 94,397 was paid against the retained earnings from the profits of the year 2024, which represented 15% of the distributable net profit at the end of September 2024.

The amount of ThU.S.$ 206,684 presented in the consolidated statement of changes in equity for the year ended December 31, 2024, contains the minimum dividend provision. As of December 31, 2023 there was no minimum dividend provision for the 2023 losses.

On May 10, 2023, a definitive dividend of ThU.S.$ 279,622 was paid according to the extraordinary dividend policy distribution of 50% of the distributable net profit after discounting the payment made in December 2022, which is detailed in the following paragraph.

In December 2022 a provisional dividend of ThU.S.$ 183,971 was paid against the retained earnings from the profits of the year 2022, which represented 20% of the distributable net profit as of September 31, 2022.

In May 2022 a definitive dividend of ThU.S.$ 192,132 was paid against the retained earnings from the profits of the year 2021. In November 2021 a provisional dividend of ThU.S.$ 271,000 was paid against the retained earnings from the profits of the same year.

The amount of ThU.S.$ 92,719 presented in the consolidated statement of changes in equity for the year ended December 31, 2022, contains the minimum dividend provision of an additional and extraordinary 10% to be paid for the profits of the parent company of 2022, approved in April 2023. As of December 31, 2023, there was no minimum dividend provision for the 2023 losses.

See Note 26 for details.

In the consolidated statement of cash flows, an amount of ThU.S.$ 94,637 for the year ended December 31, 2024 (ThU.S.$ 282,728 for the year ended December 31, 2023) is presented within the Dividends paid, of which ThU.S.$ 94,397 (ThU.S.$ 279,622 for the year ended December 31, 2023) correspond to the amount original in U.S. dollars of the dividend payment to owners of the parent company.

Dividends paid detail, ordinary shares
Dividends paid	Provisional dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	12-10-2024
Amount of dividends	ThU.S.$ 94,397
Number of shares on which pay dividends	120,474,350
Dividend per shares	U.S.$ 0.783542

Dividends paid detail, ordinary shares
Dividends paid	Definitive dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	05-10-2023
Amount of dividends	ThU.S.$ 279,622
Number of shares on which pay dividends	120,474,350
Dividend per shares	U.S.$2.321007

Dividends paid detail, ordinary shares
Dividends paid	Provisional dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	12-14-2022
Amount of dividends	ThU.S.$ 183,971
Number of shares on which pay dividends	120,474,350
Dividend per shares	U.S.$1.527060

Dividends paid detail, ordinary shares
Dividends paid	Definitive dividend
Classes of shares for which there are dividends paid	Ordinary shares without series
Date of dividends paid	05-10-2022
Amount of dividends	ThU.S.$ 192,132
Number of shares on which pay dividends	120,474,350
Dividend per shares	U.S.$1.594799

c)	Disclosure of information on reserves

Other reserves comprise reserves of exchange differences on translation, reserves of cash flow hedges and other reserves. Arauco does not have any restrictions associated with these reserves.

Reserves of exchange differences on translation

Reserves of exchange differences on translation correspond to exchange differences of Arauco’s subsidiaries whose functional currency is other than Arauco’s presentation currency.

Reserves of cash flow hedges

The hedging reserve corresponds to the part of the net gains or losses of derivatives financial instruments that qualify as cash flow hedges, in force in Arauco at the end of each period/fiscal year.

Reserve of actuarial losses in defined benefit plans

This corresponds to changes in the present value of the obligation for defined benefits resulting from experience adjustments (the effect of the differences between the previous actuarial assumptions and the events that occurred within the context of the plan) and the effects of the changes in the actuarial assumptions.

Other reserves

This mainly corresponds to the share of legal reserves and other comprehensive income of investments in associates and joint agreements.

d)	Other items in the consolidated statements of profit or loss

The table below sets forth other income, other expenses, finance income, finance costs and share of profit (loss) of associates and joint ventures for the year ended December 31, 2024, 2023 and 2022 are as follows:

	January - December
	2024	2023	2022
	ThU.S.$	ThU.S.$	ThU.S.$
Classes of Other Income
Total Other Income	597,061	573,017	100,129
Gain from changes in fair value of biological assets (Note 20) (1)	159,021	264,477	12,932
Net income from insurance compensation	17,336	204,966	2,046
Revenue from export promotion	1,099	943	1,157
Lease income	4,960	10,158	3,447
Gain on sales of assets	21,040	27,755	48,653
Rights of way	5	488	905
Recovery of tax credits	1,622	7,102	-
Compensations received	43	7,285	221
Gain on sales of subsidiaries and associates	354,067	-	-
Reversal of impairment of property, plants and equipment	7,248	6,886	2,288
Reimbursement provisions (legal and others)	3,680	12,322	4,524
Other operating income	26,940	30,635	23,956

Classes of Other Expenses by function
Total Other Expenses by function	(212,213)	(480,336)	(373,889)
Depreciation for leased assets	(2,814)	(1,494)	-
Provision legal expenses	(12,483)	(14,398)	(10,478)
Impairment provision for property, plant and equipment, provision for inventory obsolescence, withdrawals and others	(42,583)	(110,559)	(170,207)
Operating expenses related to restructuring or from plants stoppage or closed	(44,181)	(236,525)	(82,337)
Expenses related to projects	(11,399)	(13,975)	(27,837)
Loss by leasses	(747)	-
Loss of asset sales	(11,497)	(12,389)	(12,575)
Loss and repair of assets	(3,149)	(11,076)	(12,585)
Loss of forest due to fires	(24,918)	(25,101)	(17,127)
Other Taxes	(34,691)	(20,977)	(20,413)
Research and development expenses	(1,605)	(3,939)	(4,432)
Fines, readjustments and interest	(695)	(1,146)	(6,142)
Loss on sale of associates	(20)	-	-
Loss of tax credits	(2,195)	(4,287)	(212)
Other expenses	(19,236)	(24,470)	(9,544)

Classes of Finance Income
Total Finance Income	66,355	131,666	72,116
Finance income by mutual funds - term deposits	44,881	113,522	60,054
Finance income resulting from derivatives	3	8	39
Other finance income	21,471	18,136	12,023

Classes of Finance Costs
Total Finance Costs	(397,923)	(373,496)	(200,366)
Interest expense, Bank borrowings	(85,860)	(78,753)	(20,827)
Interest expense, Bonds	(204,570)	(214,079)	(114,297)
Interest expense resulting from derivatives	(41,066)	(26,800)	(17,774)
Interest expense for right-of-use (1)	(29,991)	(19,995)	(9,825)
Other finance costs	(36,436)	(33,869)	(37,643)

Share of profit (loss) of associates and joint ventures accounted for using equity method
Total	(45,792)	7,709	33,684
Investments in associates (2)	(22,650)	3,990	7,069
Investments in joint ventures	(23,142)	3,719	26,615

(1)
In 2024, includes the effect of changes in fair value of plantations and interest expense for right-of-use assets from Brazilian companies that were previously classified as held for sale and sold during the period, through the sale date.

(2)	In 2024, includes the share of the profit of the associate Forestal Vale do Corisco S.A. that were previously classified as held for sale and sold during the period, through the sale date.

The analysis of expenses by nature contained in these consolidated financial statements is presented below:

	January - December
	2024	2023	2022
Cost of sales	ThU.S.$	ThU.S.$	ThU.S.$
Timber	963,721	1,068,662	859,811
Forestry labor costs and other services	702,315	692,518	623,902
Depreciation and amortization	584,343	535,244	408,248
Depreciation for right of use	35,005	28,082	40,539
Maintenance costs	355,733	355,389	319,100
Chemical costs	662,732	649,413	712,331
Sawmill costs	122,927	122,748	117,786
Other raw materials	236,098	285,828	315,078
Other indirect costs	222,550	233,903	169,423
Energy and fuel	276,517	275,732	243,986
Cost of electricity	50,587	65,191	46,902
Staff expenses	421,621	431,385	417,390
Total	4,634,149	4,744,095	4,274,496

Total amount is comprised of the cost of inventory sales for ThU.S.$4,522,430 for the year ended December 31, 2024 (ThU.S.$ 4,616,212 and ThU.S.$ 4,185,527 for the year ended December 31, 2023 and 2022 respectively) and the cost of rendering services for ThU.S.$111,719 for the year ended December 31, 2024 (ThU.S.$ 127,883 and ThU.S.$ 88,969 for the year ended December 31, 2023 and 2022, respectively).

	January – December
	2024	2023	2022
Distribution cost	ThU.S.$	ThU.S.$	ThU.S.$
Selling costs	35,502	41,966	37,652
Commissions	17,070	15,400	12,607
Insurance	6,584	7,186	6,813
Provision for doubtful accounts	1,098	3,094	(462)
Other selling costs	10,750	16,286	18,694
Shipping and freight costs	659,875	651,073	884,574
Port services	70,717	61,802	69,478
Freights	530,334	528,218	743,590
Depreciation for right of use	1,068	1,184	2,975
Shipping internment, warehousing, stowage, customs and other costs	57,756	59,869	68,531
Total	695,377	693,039	922,226

	January – December
	2024	2023	2022
Administrative expenses	ThU.S.$	ThU.S.$	ThU.S.$
Wages and salaries	219,046	245,822	255,378
Marketing, advertising, promotion and publications expenses	14,516	14,542	16,105
Insurances	49,359	54,173	26,009
Depreciation and amortization	43,716	43,075	33,155
Depreciation for right of use	7,110	7,361	7,103
Computer services	29,836	37,859	39,827
Lease of offices, other property and vehicles	7,323	7,854	5,079
Donations, contributions, scholarships	9,010	10,983	11,510
Fees (legal and technical advisors)	35,817	35,831	34,322
Property taxes, city permits and rights	21,225	32,639	27,410
Cleaning services, security services and transportation	23,329	28,381	31,069
Third-party variable services (manoeuvres, logistics)	41,030	38,537	54,547
Basic services (electricity, telephone, water)	6,768	7,323	6,044
Maintenance and repair	5,932	6,933	7,926
Seminars, courses, training materials	3,117	2,637	3,498
Travels, clothing and safety equipment, environmental expenses, audits and others	47,893	50,376	54,626
Total	565,027	624,326	613,608